Short-Term Borrowings - Additional Information (Detail) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Call money KRW	Dec. 31, 2009 Call money KRW	Dec. 31, 2008 Call money KRW
Short-term Debt [Line Items]
Interest on short-term borrowings	$ 333,426	376,971,000	555,026,000	865,695,000	61,809,000	74,816,000	155,556,000